Balance Sheets Details - Schedule of Accrued Liabilities (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued research and development costs related party	$ 250	$ 168